RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			3 Months Ended				6 Months Ended		12 Months Ended
	May 10, 2021	Oct. 10, 2020	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 20, 2018	May 25, 2022
Revenue			$ 13,208,504		$ 14,846,925		$ 26,280,304	$ 26,466,001	$ 56,239,667		$ 55,406,337
Foreign curreny translation							159,352		423,245
Net income (loss)			(1,241,256)	$ 203,347	(2,379,056)	$ (2,173,903)	(1,037,909)	(4,552,959)	$ (7,961,649)	$ 820,786	$ 820,786
Debt instrument conversion price													$ 0.62152
Shares issued									17,544,509	13,485,128	13,485,128
Accrued interest			1,429,722				1,429,722		$ 1,019,889	$ 742,374	$ 742,374
Grigorios Siokas Three [Member]
Foreign curreny translation									20,623		27,114
Additional proceeds from debt							426,612		275,306
Outstanding principal balance			426,612				426,612		1,293,472	1,629,246	1,629,246
Repayment of loans							449,643		133,552
Net income (loss)							88,639
Borrowing									$ 2,040,635
Debt instrument conversion price									$ 6.00
Convertible share description									Mr. Siokas whereby the Company exchanged an aggregate total of $6,000,000 of debt into 1,000,000 shares of Common Stock at above market prices.
Debt instrument converted amount									$ 2,250,000
Shares issued									375,000
Grigorios Siokas [Member]
Outstanding principal balance			418,760				418,760		$ 452,720	489,200	489,200
Borrowing												$ 1,718,400
Maturity date												Mar. 18, 2019
Accrued interest			195,399				195,399		200,683	193,585	193,585
Interest rate												4.70%
Litigation settlement	$ 600,000
Plantiff attorney fees	120,000
Litigation cost	$ 4,137
Dimitrios Goulielmos [Member]
Outstanding principal balance			10,678				10,678		11,544	12,475	12,475
Gain incured							34,826
DOC Pharma S.A. [Member]
Prepaid balance			4,120,335				4,120,335		3,263,241	3,468,564	3,468,564
Accounts payable balance			511,143				511,143		565,756
Net prepaid balance			3,609,192				3,609,192
Accounts receivable balance			2,299,982				2,299,982		2,901,300	$ 3,468,653	3,468,653
Payments to purchase products			624,627		1,091,118		1,328,435	1,413,924	3,084,805		5,983,809
Revenue			34,132		$ 523,712		418,717	$ 796,917	978,321		2,843,260
Foreign curreny translation									$ 37,411		$ 122,279
Agreement term									5 years
Pieces per product									1,000 pieces
Inventroy purchase									$ 2,010,517
Description of research and development									Design & Development (€725,000); Control and Product Manufacturing (€250,000) and Clinical Study and Research (€450,000). In the year ended December 31, 2021, SkyPharm bought 67 licenses at value of €261,300 ($295,739) from Doc Pharma which was the 18.33% of the total cost. The agreement will be terminated on December 31, 2025
DOC Pharma S.A. [Member] | Outsourcing Agreement [Member]
Agreement term		5 years
Pieces per product		1,000
Inventroy purchase			$ 289,860				289,860
Grigorios Siokas Four [Member]
Additional proceeds from debt							$ 100,000